UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2015
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Massachusetts (99.4%)
Boston MA GO	5.000%	4/1/23	3,000	3,646
Boston MA GO	5.000%	2/1/24	2,345	2,783
Boston MA GO	5.000%	3/1/24	3,000	3,619
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,195
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,956
Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	4,251
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,821
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,128
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	859
Braintree MA GO	5.000%	5/15/19 (Prere.)	4,000	4,573
Braintree MA GO	5.000%	5/15/26	2,300	2,826
Cambridge MA GO	5.000%	1/1/23	850	1,006
Cambridge MA GO	4.000%	1/1/25	1,000	1,155
Cambridge MA GO	4.000%	1/1/26	1,600	1,821
Cambridge MA GO	4.000%	1/1/27	1,000	1,126
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,883
Holyoke MA GO	5.000%	9/1/30	1,690	1,952
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,903
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	18,000	19,916
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	5,000	5,652
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	82
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,250
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,503
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,845
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,480
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	3,020	3,827
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,554
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,000	6,181
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	552
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,702

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	5,000	6,432
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,573
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,425
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	9/8/15	2,885	2,884
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.020%	9/8/15	1,100	1,100
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,373
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,787
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,826
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,545
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,443
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,362
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,289
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,309
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,683
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,406
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,716
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,840
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,219
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,311
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	3,290	3,809
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,483
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,403
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,552
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,631
Massachusetts College Building Authority
Revenue	4.500%	5/1/48	3,000	3,147
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,015
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,423
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,292
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,643
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,341

Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	2,000	2,117
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	3,105	3,287
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	1,985	2,102
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,777
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,666
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,669
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,249
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,376
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,646
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,565
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,363
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	571
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,249
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	563
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,589
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,761
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	2,000	2,123
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,696
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,007
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,913
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,648
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	7,400	8,170
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	6,833
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.600%	3/30/17	5,000	5,006
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,567
3 Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,112
3 Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,107
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	662

Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	616
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,757
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	5,500	6,100
3 Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	5,956
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,478
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,333
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	5,000	5,712
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,200
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,280
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,156
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,012
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	9,790	11,198
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital)	5.250%	7/1/34	2,245	2,385
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,445
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,087
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	5,000	5,244
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	199
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	352
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	298
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,604
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	458
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	342
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	510
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,095
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,470	1,540

Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	2,500	2,622
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	6,755	7,427
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,635
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,653
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,958
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,067
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,891
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/44	3,750	4,143
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,688
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,286
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,698
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,565
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,560
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,371
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,485
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	7,880	7,861
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,753
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	2,500	2,823
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	3,915	4,081
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/45	2,000	2,068
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,132
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,167
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,000	2,146
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,250
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,764
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,000	1,136

Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,267
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,186
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,147
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,401
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	995
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,349
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,144
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	275	283
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,019
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,250	5,782
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,267
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,333
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,540
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	3,000	3,380
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	5,000	4,985
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,891
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,456
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,205
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,114
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,185
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,550
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,160
Massachusetts GO	5.000%	8/1/17 (Prere.)	1,250	1,352
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,629
Massachusetts GO	5.500%	11/1/17	3,000	3,311
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,666
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	5,018
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	5,072
Massachusetts GO	5.500%	8/1/19	5,000	5,823
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,170
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,340
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,508
Massachusetts GO	5.000%	8/1/22	4,400	5,284
Massachusetts GO	5.250%	8/1/22	5,000	6,085
Massachusetts GO	5.250%	8/1/23	1,000	1,233

Massachusetts GO	5.000%	11/1/23	4,000	4,787
Massachusetts GO	5.000%	6/1/24	3,615	4,161
Massachusetts GO	5.000%	7/1/24	5,765	6,828
Massachusetts GO	5.250%	9/1/24 (4)	7,800	9,728
Massachusetts GO	5.000%	6/1/25	3,000	3,453
Massachusetts GO	5.000%	7/1/25	9,000	10,600
Massachusetts GO	5.000%	7/1/26	9,000	10,600
Massachusetts GO	5.000%	8/1/26	6,500	7,641
Massachusetts GO	5.500%	8/1/30 (2)	14,330	18,333
Massachusetts GO	4.000%	8/1/32	5,000	5,208
Massachusetts GO	5.000%	7/1/33	7,000	8,204
Massachusetts GO	5.000%	8/1/33	2,000	2,304
Massachusetts GO	4.000%	5/1/35	5,000	5,177
Massachusetts GO	5.000%	7/1/35	4,000	4,658
Massachusetts GO	5.000%	8/1/36	9,000	10,281
Massachusetts GO	5.000%	8/1/37	5,000	5,701
Massachusetts GO	5.000%	7/1/40	4,150	4,764
Massachusetts GO	4.000%	6/1/42	8,000	8,180
Massachusetts GO	4.000%	6/1/43	7,820	7,952
Massachusetts GO	4.500%	8/1/43	3,705	3,940
Massachusetts GO	4.000%	5/1/45	10,000	10,198
Massachusetts GO	5.000%	7/1/45	3,000	3,428
1 Massachusetts GO TOB VRDO	0.010%	9/1/15	900	900
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.010%	9/1/15 LOC	4,315	4,315
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.010%	9/8/15 LOC	4,865	4,865
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,888
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	351
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	2,685	2,823
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/28	2,000	2,195
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/33	3,015	3,210
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/38	3,500	3,713
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,548
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,460
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,659
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/24	810	934
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/30	925	1,056
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	16,000	18,231
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	0.010%	9/1/15	1,900	1,900

Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,844
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,313
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	6,650	7,001
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,779
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/25	3,605	4,558
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,883
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,423
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,811
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,113
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,277
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	11,344
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/39	500	556
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.030%	9/8/15	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	9/8/15	3,700	3,700
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/15 (Prere.)	1,025	1,032
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/15 (Prere.)	1,475	1,485
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,442
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/16 (Prere.)	6,200	6,440
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,688
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,320
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.010%	9/1/15	7,700	7,700
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.010%	9/8/15	10,000	10,000
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	398
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,125

Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	4,775	4,895
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,455	1,493
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	3,805	4,071
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,400	3,670
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,750	1,890
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,174
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	3,000	3,235
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,451
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,299
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,060
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,288
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,386
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,728
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,850	3,249
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	5,987
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,670
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	5,886
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,772
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,525
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	11,758
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,357
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,767
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,640
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,073
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	4,735	5,057
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,992
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	16,202
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,680
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,324
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,371
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,026
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,136
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,687

Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	5,715
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,784
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,875
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,000	4,121
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	542
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,000	3,611
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/25	2,500	3,115
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,000	9,614
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,165
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,945
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,773
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,092
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,995	3,124
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	5,990	6,243
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	542
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,195
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,841
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	5,000	6,108
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,304
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	2,400	2,767
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	2,775	3,186
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,267
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	8,013
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	14,872
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,667
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,071
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,700	1,765

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,142
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,950	3,303
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	500	568
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	4,450	5,055
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,110
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,629
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,049
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	9/8/15 LOC	2,000	2,000
Massachusetts Water Resources Authority
Revenue VRDO	0.030%	9/8/15	2,800	2,800
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,129
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	8,056
Scituate MA GO	4.000%	9/15/39	3,000	3,064
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	2,695	2,717
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,760	1,774
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,980	1,996
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,990	2,006
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,954
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,778
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,756
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,237
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,484
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,408
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,432
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	1,365	1,539
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	2,000	2,020
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,235,255
Guam (0.5%)
3 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,283

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,543
				5,826
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	4,000	4,331

Total Tax-Exempt Municipal Bonds (Cost $1,187,023)				1,245,412
Other Assets and Liabilities-Net (-0.2%)				(2,127)
Net Assets (100%)				1,243,285

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate value of these securities was $7,584,000, representing 0.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Massachusetts Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,245,412	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	(12)	1,245,412	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. At August 31, 2015, the cost of investment securities for tax purposes was $1,187,858,000. Net unrealized appreciation of investment securities for tax purposes was $57,554,000, consisting of

Massachusetts Tax-Exempt Fund

unrealized gains of $58,787,000 on securities that had risen in value since their purchase and $1,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 16, 2015
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.